Leases - Schedule of Operating and Finance Lease Right-of-use Assets and Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets:
Operating lease ROU assets	$ 9,944	$ 14,604	$ 20,284
Finance lease ROU assets	4,143	3,708	3,912
Current
Operating lease liabilities	395	1,128	1,159
Finance lease liability, current	1,047	856	695
Noncurrent:
Operating lease liabilities	10,553	16,466	20,275
Finance lease liabilities	$ 2,266	$ 1,996	$ 2,241